Financial instruments - Additional Information (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 GBP (£)
Disclosure of financial liabilities [line items]
Total interest expense for financial liabilities not held at fair value through profit or loss		£ 747		£ 801
Exercise price | $ / shares			$ 18
Risk-free interest rate (%)		0.28%		(0.13%)
Expected volatility (%)		50.00%		50.00%
Convertible note and warrants
Disclosure of financial liabilities [line items]
Estimated fair value	£ 141,981
Percentage of discount for face value	4.00%
Debt discount face amount	£ 151,000
Fair value of debt issuance price	145,000
Convertible note
Disclosure of financial liabilities [line items]
Fair value of convertible note estimated	£ 141,981	£ 112,799
Exercise price | $ / shares			$ 6.73
Risk-free interest rate (%)		1.25%
Expected volatility (%)		52.50%
Credit spread	2,179	2,179
Dividend yield		0.00%